Other assets and liabilities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other financial liabilities, Total	R$ 182,348	R$ 167,234
Other financial liabilities at amortised cost, Total	181,788	166,651
Other financial liabilities at fair value through profit or loss, Total	560	583
Other non-financial liabilities, Total	41,867	47,895
Other financial liabilities, Current	212,882	205,883
Other financial liabilities, Non-current	11,333	9,246
Credit Card Operations [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	156,406	138,300
Trading And Intermediation Of Securities [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	15,510	17,744
Foreign Exchange Portfolio [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	2,354	2,580
Finance Leases [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	3,302	3,929
Other Financials Liabilities [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	4,216	4,098
Other financial liabilities at fair value through profit or loss, Total	560	583
Funds In Transit [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	15,250	19,737
Collection And Payment Of Taxes And Contributions [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	608	551
Social And Statutory [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	10,675	10,375
Deferred Income [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	1,316	2,737
Domestic Sundry Creditors [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	3,435	4,730
Personnel Provision [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,386	2,403
Provision For Sundry Payments [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	1,865	2,055
Liabilities For Official Agreements And Rendering Of Payment Services [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,035	1,725
Provision For Retirement Plan Benefits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,772	2,320
Other Nonfinancial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	R$ 1,525	R$ 1,262